Investments in Joint Ventures - Schedule of results of operations of the joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Revenue and Expenses
Revenues	$ 1,040.5	$ 1,021.6	$ 1,126.5
Expenses	577.7	571.9	604.1
Excess of revenues over expenses	$ 462.8	$ 449.7	$ 522.4